Note 7 - Short-term Loans Payable	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of short-term loans payable [text block]
7.	SHORT-TERM LOANS PAYABLE

	September 30, 2023	March 31, 2023

Loan payable on demand, unsecured with 10% interest per annum and no fixed term	$5,000	$5,000
Loan payable on May 10, 2024, secured, with 11.35% interest per annum	1,133,344	1,143,998
US $50,000 promissory note (Note 5)	67,717	67,717
	$1,206,061	$1,216,715

During the year ended March 31, 2023, the Company entered into a loan agreement with a related party to borrow $1,145,520, inclusive of a prior advance of $145,520 (“Initial Advance”) included in short-term loans payable to Jason Barnard, CEO and Christina Barnard, COO of the Company. The loan accrues interest at a rate of 11.35% (amended on May 1, 2023 from 8.35%), payable monthly, and matures on May 10, 2024 (amended from May 10, 2023). The loan is secured against all assets of the Company. The Company incurred and paid an aggregate of $72,074 (2022 - $45,134) in interest during the period ended September 30, 2023.